UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09-30-2002
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
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Address:   230 Park Avenue, 20th Floor
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           New York, New York 10169
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Form 13F File Number:      028-05381
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
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Title:     Managing Member
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Phone:     212-351-1945
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Signature, Place, and Date of Signing:

                     			   New York, New York          11/14/02
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        24
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Form 13F Information Table Value Total:       $219,690
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


 FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
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ABBOTT LABORATORIES   COMMON	  002824100    11781   291600   SH		 SOLE		   291600    0        0
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ABGENIX INC           COMMON    00339B107     8084  1245600   SH         SOLE         1245600    0        0
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ALCON INC             COMMON    014561617    14446   372800   SH         SOLE          372800    0        0
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AMYLIN                COMMON    032346108    43825  2636900   SH         SOLE         2636900    0        0
 PHARMACEUTICALS INC
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ARRAY BIOPHARMA INC   COMMON    04269X105     3269   419600   SH         SOLE          419600    0        0
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CURAGEN CORP          COMMON    23126R101     5620  1331666   SH         SOLE         1331666    0        0
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DELTAGEN INC          COMMON    24783R103      861   573711   SH         SOLE          573711    0        0
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DUSA                  COMMON    266898105     3316  2167300   SH         SOLE         2167300    0        0
 PHARMACEUTICALS INC
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GENENTECH INC         COMMON    368710109    14285   437800   SH         SOLE          437800    0        0
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GILEAD SCIENCES INC   COMMON    375558103    14526   433240   SH         SOLE          433240    0        0
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HUMANA INC            COMMON    444859102     3619   291900   SH         SOLE          291900    0        0
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HYSEQ INC             COMMON    449163302     1523   814285   SH         SOLE          814285    0        0
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IDX SYS CORP          COMMON    449491109    18090  1457700   SH         SOLE         1457700    0        0
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INVERNESS MED 	    COMMON    46126P106     3466   365234   SH         SOLE          365234    0        0
 INNOVATIONS INC
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JOHNSON AND JOHNSON   COMMON    478160104     5678   105000   SH         SOLE          105000    0        0
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LEXICON GENETICS INC  COMMON    528872104     1421   354300   SH         SOLE          354300    0        0
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LIFEPOINT HOSPITALS   COMMON    53219L109     3702   118700   SH         SOLE          118700    0        0
 INC
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SCIOS INC             COMMON    808905103    10358   407000   SH         SOLE          407000    0        0
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ST JUDE MEDICAL INC   COMMON    790849103     3163    88600   SH         SOLE           88600    0        0
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TANOX INC             COMMON    87588Q109    11909  1134200   SH         SOLE         1134200    0        0
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UNIVERSAL HEALTH      COMMON    913903100     5335   104300   SH         SOLE          104300    0        0
 SERVICES INC
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VARIAN MED            COMMON    92220P105    25476   592600   SH         SOLE          592600    0        0
 SYS INC
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VIASYS HEALTHCARE     COMMON    92553Q209     4095   265900   SH         SOLE          265900    0        0
 INC
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ZYMOGENETICS INC      COMMON    98985T109     1842   230200   SH         SOLE          230200    0        0
 INC
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